Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized (in Shares)	100,000,000,000	40,000,000,000
Ordinary shares, issued (in Shares)	13,872,899,584	3,411,983,584
Ordinary shares, outstanding (in Shares)	13,872,899,584	3,411,983,584
Preferred shares, par value (in Dollars per share)
Preferred shares, authorized (in Shares)	1,000	1,000
Preferred shares, issued (in Shares)	1,000	1,000
Preferred shares, outstanding (in Shares)	1,000	1,000
Preferred shares, redemption amount	$ 34,000	$ 34,000